Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Lease, Cost
Our operating lease costs for the three months ended March 31, 2019 consist of:

		Three Months Ended March 31, 2019
Lease Cost	Classification	(in millions)
Operating lease cost	Cost of restaurant revenue	$14.6
	Other operating expense	0.1
Total operating lease cost		$14.7

Future Undiscounted Payments Under Operating Lease Arrangements Under ASC Topic 842
Future undiscounted payments under operating lease arrangements accounted for under ASC Topic 842 are as follows (in millions):

2019 (remaining)	$47.4
2020	59.9
2021	53.5
2022	42.4
2023	35.4
Thereafter	136.5
Total lease payments, undiscounted	$375.1
Less: discount	101.5
Total operating lease liability as of March 31, 2019, at present value	$273.6
Less: operating lease liability, current	42.7
Operating lease liability as of March 31, 2019, long term	$230.9

Future Payments Under Operating Lease Arrangements Under ASC Topic 840
Future payments under operating lease arrangements accounted for under ASC Topic 840 as of December 31, 2018 are as follows (in millions):

2019	$62.0
2020	57.7
2021	51.3
2022	40.7
2023	34.1
Thereafter	133.2
Total future minimum operating lease payments	$379.0